Variable Interest Entities and Noncontrolling Interests - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Percentage of profits and cash flows receivable from the joint ventures after partners' priority returns and return of partners' capital	50.00%
Consolidated variable interest entities, assets	$ 24.7	$ 27.0	$ 14.0
Consolidated variable interest entities, liabilities	6.4	8.6	1.3
Valuation adjustment to the noncontrolling interest	1.6
Cash [Member]
Noncontrolling Interest [Line Items]
Consolidated variable interest entities, assets	1.1	1.7	2.1
Real Estate Inventory [Member]
Noncontrolling Interest [Line Items]
Consolidated variable interest entities, assets	$ 20.4	$ 22.1	$ 8.7